Leases - Additional Information (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
VOC [Member]
Schedule Of Operating Leases [Line Items]
Minimum lease payments receivable	$ 1,000,000	$ 3,500,000
Unearned income	0	200,000
Lease payments receivable - 2014	1,000,000
Leasing of the Falcon Spirit FSO unit [Member]
Schedule Of Operating Leases [Line Items]
Minimum lease payments receivable	29,900,000	38,400,000
Unearned income	11,800,000	17,000,000
Lease payments receivable - 2014	8,600,000
Estimated unguaranteed residual value	8,500,000
Lease payments receivable - 2015	8,700,000
Lease payments receivable - 2016	8,800,000
Lease payments receivable - 2017	3,800,000
Charters-out [Member]
Schedule Of Operating Leases [Line Items]
Operating leases cost	3,500,000,000
Operating leases accumulated depreciation	800,000,000
Operating leases carrying amount of the vessels	2,700,000,000
Minimum scheduled future revenues	3,600,000,000
Revenues receivable - 2014	652,000,000
Revenues receivable - 2015	607,600,000
Revenues receivable - 2016	517,800,000
Revenues receivable - 2017	523,200,000
Revenues receivable - 2018	344,900,000
Revenues receivable - Thereafter	989,000,000
Charters-in [Member]
Schedule Of Operating Leases [Line Items]
Minimum commitments owing by the Partnership	33,800,000
Minimum commitments under vessel operating leases - 2014	27,000,000
Minimum commitments under vessel operating leases - 2015	$ 6,800,000